Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Beginning cash and cash equivalents, cash of discontinued operations	$ 31	$ 11	$ 11	$ 41	$ 162
Ending cash and cash equivalents, cash of discontinued operations		36	31	11	41
Income taxes refunds	$ 12	$ 4	$ 21	$ 8	$ 58